OTHER NON-CURRENT LIABILITIES - Fang information (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jun. 11, 2019 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 28, 2019 USD ($)
Class of Stock [Line Items]
Par value per share (in US dollar per share) | $ / shares	$ 0.001
September 2022 Notes
Class of Stock [Line Items]
Repayment of holders of convertible notes		$ 41.8	$ 42.4	$ 0.2
Class A ordinary shares
Class of Stock [Line Items]
Par value per share (in US dollar per share) | $ / shares				$ 0.001
Winding up petition
Class of Stock [Line Items]
Total amount of convertible debt					$ 168.0
Fang | September 2022 Notes
Class of Stock [Line Items]
Repayment of holders of convertible notes			$ 42.4	$ 0.2
Fang | Class A ordinary shares
Class of Stock [Line Items]
Conversion ratio	1
Fang | Class A ordinary shares | September 2022 Notes
Class of Stock [Line Items]
Conversion ratio	1
Fang | Winding up petition
Class of Stock [Line Items]
Percentage of share in repayment of principal and unpaid interest				50.00%
Total amount of convertible debt				$ 168.0
Fang | Reportable Legal Entities | September 2022 Notes
Class of Stock [Line Items]
Conversion ratio	27.9086
Fang | Reportable Legal Entities | Class A ordinary shares
Class of Stock [Line Items]
Convertible notes issued	$ 250.0
Debt instrument interest rate stated percentage	1.50%
Par value per share (in US dollar per share) | $ / shares				$ 0.001	$ 0.001
Fang | Reportable Legal Entities | Class A ordinary shares | September 2022 Notes
Class of Stock [Line Items]
Par value per share (in US dollar per share) | $ / shares	$ 1,000
Shares available for purchase in conversion | shares	6,977,150
Debt instrument redeemed						$ 28.0	$ 55.0